LICENSE AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LICENSE AGREEMENTS
LICENSE AGREEMENTS

NOTE 16 – LICENSE AGREEMENTS

In November and December 2021, the Company entered into three license and supply agreements, whereby the Company is entitled to a royalty or other proceeds from the specified product revenues in select non-US markets from the licensee, if and when the underlying products are approved and commercialized. During nine months ended September 30, 2022, the Company entered into six license and supply agreements, whereby the Company will receive a royalty or other proceeds from the specified product revenues in select non-US markets from the licensor, if and when the underlying products are approved and commercialized. No royalty revenues have been received through September 30, 2022 under any of these agreements.

NOTE 16 – LICENSE AGREEMENTS

In November and December 2021, the Company entered into three license and supply agreements, whereby the Company is entitled to a royalty or other proceeds from the specified product revenues in select non-US markets from the licensee, if and when the underlying products are approved and commercialized. No royalty revenues were received in 2021.